Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

December 21, 2006

Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549
Attention: Mr. Keith A. O’Connell, Esq.

Re:	Cohen & Steers Select Utility Fund, Inc. Registration Statement on Form N-2

Ladies and Gentlemen:

          On behalf of Cohen & Steers Select Utility Fund, Inc. (the “Fund”), and pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we transmit herewith for filing with the Securities and Exchange Commission the Fund’s Registration Statement on Form N-2 (the “Registration Statement”), which is being filed to register additional Auction Market Preferred Shares of the Fund.

          Please direct any comments and questions concerning the Registration Statement to me at 212.806.6443 (nrunyan@stroock.com) or, in my absence, to my colleague Janna Manes at 212.806.6141 (jmanes@stroock.com).

Very truly yours, /s/ Nicole M. Runyan Nicole M. Runyan

cc: Janna Manes